Label	Element	Value
Increase Decrease Due To Application Of IFRS 15 [Member]
Amount Of Reclassifications Or Changes In Presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	$ 40,000,000
Equity Attributable To Owners Of Parent [Member] | Increase Decrease Due To Application Of IFRS 15 [Member]
Amount Of Reclassifications Or Changes In Presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	40,000,000
Accumulated Other Comprehensive Income [Member] | Increase Decrease Due To Application Of IFRS 15 [Member]
Amount Of Reclassifications Or Changes In Presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0
Issued Capital [Member] | Increase Decrease Due To Application Of IFRS 15 [Member]
Amount Of Reclassifications Or Changes In Presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0
Noncontrolling Interests [Member] | Increase Decrease Due To Application Of IFRS 15 [Member]
Amount Of Reclassifications Or Changes In Presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0
Retained Earnings [Member] | Increase Decrease Due To Application Of IFRS 15 [Member]
Amount Of Reclassifications Or Changes In Presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	40,000,000
Share Premium [Member] | Increase Decrease Due To Application Of IFRS 15 [Member]
Amount Of Reclassifications Or Changes In Presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	$ 0